MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 16, 2020 to the

Statement of Additional Information (“SAI”) dated March 1, 2020,

as supplemented April 15, 2020, May 4, 2020 and July 1, 2020 for the following Series and Classes of the Fund:

Blended Asset Conservative Series (Class R6) Blended Asset Moderate Series (Class R6) Blended Asset Extended Series (Class R6) Blended Asset Maximum Series (Class R6)	Disciplined Value Series (Class S, I, W and Z) Rainier International Discovery Series (Class S, I, W, and Z)

Pro-Blend Conservative Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Moderate Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Extended Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Maximum Term Series

(Class S, I, R, L, W and Z)

Target Income Series (Class I, K and R)

Target 2015 Series (Class I, K and R)

Target 2020 Series (Class I, K and R)

Target 2025 Series (Class I, K and R)

Target 2030 Series (Class I, K and R)

Target 2035 Series (Class I, K and R)

Target 2040 Series (Class I, K and R)

Target 2045 Series (Class I, K and R)

Target 2050 Series (Class I, K and R)

Target 2055 Series (Class I, K and R)

Equity Series (Class S and W) Overseas Series (Class S, I, W and Z)	Target 2060 Series (Class I, K and R)

This supplement provides new and additional information beyond that contained in the SAI. It should be read in conjunction with the SAI.

The first paragraph in “The Advisor” section is hereby deleted and replaced by the following:

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. Manning & Napier Group, LLC (“Manning & Napier Group”) owns 100% of the outstanding interests in MNA and acts as the sole managing member of MNA. Manning & Napier, Inc., a publicly traded company (ticker symbol “MN”), acts as the sole managing member of Manning & Napier Group. Under the Investment Advisory Agreements (the “Advisory Agreements”) between the Fund and the Advisor, the Advisor is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such. In addition, the Advisor oversees the Sub-Advisor to ensure its compliance with the investment objective, policies, strategies, and restrictions of the Rainier International Discovery Series, and monitors the Sub-Advisor’s adherence to its investment style.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN 1031 SAI Supp 9.16.20